Stockholders' Equity Stockholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended		2 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2015	Jan. 23, 2015	Mar. 10, 2015	Feb. 17, 2015
Class of Stock [Line Items]
Preferred stock, shares issued	40,000	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan		3,324	2,271	5,877
Purchase of treasury stock (shares)	12,300	12,300	0	0
Stock repurchased during period	$ 319,000
Dividend Reinvestment and Stock Purchase Plan [Member]
Class of Stock [Line Items]
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan		3,474.000	2,311	5,917
Dividend reinvestment plan, shares authorized	510,000	510,000
Dividend Reinvestment and Stock Purchase Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock issued during period, value, dividend reinvestment plan, monthly limitations		100
Dividend Reinvestment and Stock Purchase Plan [Member] | Minimum [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issued during period, value, dividend reinvestment plan, monthly limitations		25
Dividend Reinvestment and Stock Purchase Plan [Member] | Minimum [Member] | Officers [Member]
Class of Stock [Line Items]
Stock issued during period, value, dividend reinvestment plan, monthly limitations		50
Dividend Reinvestment and Stock Purchase Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value, dividend reinvestment plan, monthly limitations		10,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	40,000	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10	$ 10
Preferred stock, redemption price per share	$ 25	$ 25
Dividends payable, amount per share	$ 2	$ 2
Subsequent Event [Member]
Class of Stock [Line Items]
Purchase of treasury stock (shares)							117,000
Common Stock, Dividends, Per Share, Declared						$ 0.07
Dividends, Common Stock, Cash					993,000
Stock repurchased during period							$ 3,000,000
Investor, Ownership Percentage in Company Stock								50.00%
Prior to Flip-in Date [Member] | Director [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								0.001
Flip-in Date [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								100.00
Flip-in Date [Member] | Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Investor, Ownership Percentage in Company Stock								15.00%
Flip-in Date [Member] | Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Investor, Ownership Percentage in Company Stock								50.00%